CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 29,005	$ 16,455
Bank deposits	8,271	13,163
Financial assets at fair value through profit or loss	15,909	16,587
Trade receivables	958	1,528
Prepaid expenses and other receivables	1,876	3,290
Inventory	769	653
Total current assets	56,788	51,676
NON-CURRENT ASSETS:
Bank deposits	140	152
Fixed assets	163	230
Intangible assets	5,320	5,285
Total non-current assets	5,623	5,667
TOTAL ASSETS	62,411	57,343
CURRENT LIABILITIES:
Accounts payable	3,324	4,805
Accrued expenses and other current liabilities	7,057	6,025
Payable in respect of intangible asset purchase		1,000
Total current liabilities	10,381	11,830
NON-CURRENT LIABILITIES:
Derivative financial instruments	344	448
Royalty obligation	500
Total non-current liabilities	844	448
TOTAL LIABILITIES	11,225	12,278
EQUITY:
Ordinary shares	767	575
Additional paid-in capital	219,505	177,434
Accumulated deficit	(169,086)	(132,944)
TOTAL EQUITY	51,186	45,065
TOTAL LIABILITIES AND EQUITY	$ 62,411	$ 57,343